Investment Portfolioas of September 30, 2023 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)

Mutual Funds 57.3%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,390,935	15,469,350
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	10,511,299	60,755,310
DWS Floating Rate Fund "Institutional" (a)	5,580,882	42,526,320
DWS Global Macro Fund "Institutional" (a)	3,455,655	32,690,497
DWS RREEF Global Infrastructure Fund "Institutional" (a)	3,942,049	52,665,778
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,709,214	30,970,962
Total Mutual Funds (Cost $268,618,356)		235,078,217

Exchange-Traded Funds 24.1%
iShares Global Infrastructure ETF	141,313	6,117,440
iShares JP Morgan USD Emerging Markets Bond ETF	238,293	19,663,938
iShares Preferred & Income Securities ETF	459,281	13,847,322
SPDR Blackstone Senior Loan ETF	280,331	11,754,279
SPDR Bloomberg Convertible Securities ETF	635,878	43,112,528
SPDR S&P Global Natural Resources ETF	73,958	4,120,940
Total Exchange-Traded Funds (Cost $97,007,958)		98,616,447

Cash Equivalents 18.7%
DWS Central Cash Management Government Fund, 5.36% (a) (b)	37,506,658	37,506,658
DWS ESG Liquidity Fund "Institutional", 5.43% (a) (b)	39,155,428	39,147,597
Total Cash Equivalents (Cost $76,652,379)		76,654,255

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $442,278,693)	100.1	410,348,919
Other Assets and Liabilities, Net	(0.1)	(415,200)
Net Assets	100.0	409,933,719
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Mutual Funds 57.3%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
15,307,718	761,893	—	—	(600,261)	761,893	—	2,390,935	15,469,350
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
54,938,029	8,634,839	—	—	(2,817,558)	828,039	—	10,511,299	60,755,310
DWS Floating Rate Fund "Institutional" (a)
39,196,806	2,522,812	—	—	806,702	2,522,812	—	5,580,882	42,526,320
DWS Global Macro Fund "Institutional" (a)
31,508,793	892,214	—	—	289,490	892,214	—	3,455,655	32,690,497
DWS RREEF Global Infrastructure Fund "Institutional" (a)
57,617,260	1,184,907	—	—	(6,136,389)	951,172	233,735	3,942,049	52,665,778

Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
DWS RREEF Real Estate Securities Fund "Institutional" (a)
32,090,988	457,329	—	—	(1,577,355)	457,329	—	1,709,214	30,970,962
Cash Equivalents 18.7%
DWS Central Cash Management Government Fund, 5.36% (a) (b)
48,680,508	25,459,607	36,633,457	—	—	1,639,950	—	37,506,658	37,506,658
DWS ESG Liquidity Fund "Institutional", 5.43% (a) (b)
54,525,559	1,539,016	16,914,900	1,672	(3,750)	1,542,415	—	39,155,428	39,147,597
333,865,661	41,452,617	53,548,357	1,672	(10,039,121)	9,595,824	233,735	104,252,120	311,732,472

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$235,078,217	$—	$—	$235,078,217
Exchange-Traded Funds	98,616,447	—	—	98,616,447
Short-Term Investments	76,654,255	—	—	76,654,255
Total	$410,348,919	$—	$—	$410,348,919
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2AAA-PH3
R-080548-2 (1/25)